Acquisitions - Pending Transaction with Nutrition & Biosciences, Inc (Details)	Dec. 15, 2019 USD ($) $ / shares
Nutrition & Biosciences, Inc [Member]
Business Acquisition [Line Items]
Business acquisition share price | $ / shares	$ 0.125
Cash paid to acquire business	$ 7,300,000,000
DuPont de Nemours, Inc [Member] | Nutrition & Biosciences, Inc [Member] | International Flavors & Fragrances Inc [Member]
Business Acquisition [Line Items]
Percentage of voting interest acquired	55.40%
Senior Unsecured Bridge Term Loan [Member] | Unsecured Debt [Member] | Nutrition & Biosciences, Inc [Member]
Business Acquisition [Line Items]
Debt, face amount	$ 7,500,000,000
Senior Unsecured Term Loan Facilities [Member] | Unsecured Debt [Member] | Nutrition & Biosciences, Inc [Member]
Business Acquisition [Line Items]
Debt, face amount	1,250,000,000
Three Hundred Sixty Four Day Senior Unsecured Bridge Facility [Member] | Unsecured Debt [Member] | Nutrition & Biosciences, Inc [Member]
Business Acquisition [Line Items]
Debt, face amount	$ 6,250,000,000